Organization, Business and Going Concern (Detail Textuals)	6 Months Ended	12 Months Ended
	Feb. 29, 2020	Aug. 31, 2019
Organization, Business And Going Concern [Abstract]
Date of incorporation	Dec. 09, 2004	Dec. 09, 2004
State of incorporation	NV	NV